Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of quarterly financial information
Rental income	$ 100,002	$ 109,832	$ 97,435	$ 103,356	$ 76,485	$ 84,927	$ 85,041	$ 85,991	$ 80,399	$ 301,157	$ 277,276	$ 387,108	$ 336,359	$ 346,490
Income before other income and (expenses)	17,053	1,891	22,158	37,634	16,579	17,716	19,012	20,808	20,442	59,631	76,371	78,262	77,980	82,294
Net income (loss)	(7,475)	(2,043)	12,216	18,215	8,656	3,267	4,329	7,799	6,641	1,347	39,087	37,044	22,038	146,133
Net income (loss) attributable to common stockholders	$ (8,607)	$ (3,693)	$ 8,939	$ 14,208	$ 5,333	$ 1,012	$ 2,854	$ 7,431	$ 6,319	$ (4,569)	$ 28,480	$ 24,787	$ 17,618	$ 140,657
Net income (loss) attributable to common stockholders per share (in dollars per share)	$ (0.04)	$ (0.02)	$ 0.04	$ 0.06	$ 0.03	$ 0.01	$ 0.02	$ 0.04	$ 0.04	$ (0.02)	$ 0.13	$ 0.11	$ 0.10	$ 0.80